Note 17: Executive and Board Compensation: ScheduleOfBoardCompensation (Tables)	12 Months Ended
May 31, 2013
Tables/Schedules
ScheduleOfBoardCompensation

Schedule of Board Compensation

Month	Board Shares Approved, Not Issued	Board Shares Issued	5 Day Average Share Closing Price	Cost Base
June	0	15,000	$0.03800	$570.00
July	0	15,000	$0.04400	$660.00
August	0	15,000	$0.03900	$585.00
Quarter Total	0	45,000	$0.04033	$1,815.00
September	0	15,000	$0.02320	$348.00
October	0	15,000	$0.00770	$115.60
November	0	15,000	$0.00590	$89.10
Quarter Total	0	45,000	$0.01228	$552.70
December	0	15,000	$0.00774	$116.10
January	0	15,000	$0.00982	$147.30
February	0	15,000	$0.01522	$228.30
Quarter Total	0	45,000	$0.01093	$491.70
March	0	15,000	$0.01392	$208.80
April	0	15,000	$0.01028	$154.20
May	0	15,000	$0.00680	$102.00
Quarter Total	0	45,000	$0.01033	$465.00
Year Total	0	180,000	$0.01846	$3,323.50